BUSINESS ACQUISITIONS AND COMBINATIONS (Tables)	6 Months Ended
Jun. 30, 2018
Business Combinations1 [Abstract]
Disclosure of detailed information about business combinations
The following table summarizes the impact of significant business combinations during the six months ended June 30, 2018:

(US$ Millions)	Extended- Stay Hotel Portfolio	UK Student Housing IV	UK Serviced Apartments	333 West 34th Street	BGRESOI	Mumbai Office Park	175 West Jackson	Other	Total
Investment properties	$—	$742	$—	$255	$—	$369	$304	$1,289	$2,959
Property, plant and equipment	768	10	247	—	—	—	—	349	1,374
Goodwill	—	—	67	—	—	—	—	—	67
Intangible assets	—	—	28	—	—	—	—	—	28
Accounts receivable and other	7	45	8	—	370	5	21	95	551
Cash and cash equivalents	2	18	5	—	23	27	2	44	121
Total assets	777	815	355	255	393	401	327	1,777	5,100
Less:
Debt obligations	—	—	(10)	—	—	(315)	(274)	(197)	(796)
Accounts payable and other	(13)	(63)	(50)	—	(81)	(33)	(18)	(47)	(305)
Deferred tax liabilities	—	—	(8)	—	—	(12)	—	(4)	(24)
Non-controlling interests(1)	—	—	—	—	—	—	—	(52)	(52)
Net assets acquired	$764	$752	$287	$255	$312	$41	$35	$1,477	$3,923
Consideration(2)	$764	$752	$287	$255	$122	$41	$35	$1,452	$3,708
Transaction costs	$9	$7	$11	$1	$—	$1	$6	$23	$58

(1)
Includes non-controlling interests recognized on business combinations measured as the proportionate share of the fair value of the assets, liabilities and contingent liabilities on the date of acquisition.

(2)	Includes consideration paid with funds received from issuance of non-controlling interests to certain institutional investors in funds sponsored by Brookfield Asset Management.